Note 10 - Accrued Expenses - Accrued Liabilities (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Legal, tax and accounting fees	$ 254,348	$ 427,635
Salary and related costs	231,290	175,241
Research and development costs	462	21,037
Patent fees	314,802	262,002
Inventory purchases	188,720	0
Occupancy expenses	111,142	90,770
Other	51,244	38,566
Accrued Liabilities, Current, Total	$ 1,152,008	$ 1,015,251